UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-03006

 NAME OF REGISTRANT:                     John Hancock Bond Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 200 Berkeley Street
                                         Boston, MA 02116

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles A. Rizzo
                                         197 Clarendon Street
                                         Boston, MA 02116

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


2X04 JHF Government Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2X05 JHF High Yield Fund
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 AVAYA HOLDINGS CORP.                                                                        Agenda Number:  935123290
--------------------------------------------------------------------------------------------------------------------------
        Security:  05351X101
    Meeting Type:  Annual
    Meeting Date:  04-Mar-2020
          Ticker:  AVYA
            ISIN:  US05351X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       William D. Watkins                                        Mgmt          For                            For
       James M. Chirico, Jr.                                     Mgmt          For                            For
       Stephan Scholl                                            Mgmt          For                            For
       Susan L. Spradley                                         Mgmt          For                            For
       Stanley J. Sutula, III                                    Mgmt          For                            For
       Scott D. Vogel                                            Mgmt          For                            For
       Jacqueline E. Yeaney                                      Mgmt          For                            For

2.     Advisory approval of the Company's named                  Mgmt          For                            For
       executive officers' compensation.

3.     Approval of the Avaya Holdings Corp. 2019                 Mgmt          For                            For
       Equity Incentive Plan.

4.     Approval of the Avaya Holdings Corp. 2020                 Mgmt          For                            For
       Employee Stock Purchase Plan.

5.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for the fiscal year ending September
       30, 2020.



2X06 JHF Investment Grade Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


3375 JHF ESG Core Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


3379 JHF Short Duration Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Bond Trust
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/26/2020